Student Loans - Student Loan Portfolio by Program (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending Balance of student loans	$ 142,100	$ 162,546
Percentage to total student loans	100.00%	100.00%
Average Balance student loans	150,444	169,815
Average Effective Interest Rate of student loans	3.56%	3.38%
FFELP Stafford and Other Student Loans, Net [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending Balance of student loans	40,021	44,289
Percentage to total student loans	28.00%	27.00%
Average Balance student loans	42,039	47,629
Average Effective Interest Rate of student loans	2.01%	1.98%
FFELP Consolidation Loans, Net [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending Balance of student loans	64,567	81,323
Percentage to total student loans	46.00%	50.00%
Average Balance student loans	70,113	84,495
Average Effective Interest Rate of student loans	2.82%	2.73%
Private Education Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Ending Balance of student loans	37,512	36,934
Percentage to total student loans	26.00%	23.00%
Average Balance student loans	$ 38,292	$ 37,691
Average Effective Interest Rate of student loans	6.60%	6.58%